Related Party Transactions - Additional Information (Details) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Jun. 07, 2018	May 30, 2018	May 04, 2018	May 03, 2018	Jan. 30, 2018	Jan. 08, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Asset management fees								$ 137,742	$ 90,947	$ 345,438	$ 253,606
Type of Cost, Good or Service [Extensible List]										us-gaap:AssetManagement1Member	us-gaap:AssetManagement1Member
Percentage of asset management fee										0.125%		0.125%
Percentage of acquisition fee										2.00%		2.00%
Acquisition fees associated with the Hanover Square Property transaction									0		$ 252,451
Percentage of incentive fee										20.00%		20.00%
Percentage of weighted average number of shares										7.00%		7.00%
Payment of management fee										$ 0	236,026
Payment for Related Party Notes Payable Short Term										$ 183,000
Annual Percent Of Demand and Bears Interest Due										5.00%
Manager advanced funds to fund syndication, legal and other costs												$ 1,083	$ 239,940	$ 239,940
Reimbursement to Manager for syndication, legal and other costs					$ 39,543	$ 196,483	$ 4,997
Payments to other related parties											2,177,538	2,177,538
Medalist Fund I, one
Related Party Transaction [Line Items]
Payments received from other related parties												35,443	0
Medalist Fund I, Two
Related Party Transaction [Line Items]
Payments received from other related parties		$ 37,468										37,468	0
Medalist Properties 8, LLC
Related Party Transaction [Line Items]
Payments received from other related parties												30,774	0
Payments to other related parties												43,623	0
Shockoe Properties Llc
Related Party Transaction [Line Items]
Asset management fees								31,128	22,987	$ 84,429	62,188
Type of Cost, Good or Service [Extensible List]										us-gaap:AssetManagement1Member
Percentage of asset management fee										6.32%
Threshold limit of percentage of asset management fee										up to 3 percent of the monthly gross revenues
Percentage of rent										3.00%
Hampton Inn TRS
Related Party Transaction [Line Items]
Rent expenses								301,406	269,020	$ 881,666	813,356	1,106,333
Accrued but unpaid rent								420,023		420,023		119,556	$ 163,627
Short-term advances outstanding to the tenants								945,000		945,000		0
Clemson Best Western Property
Related Party Transaction [Line Items]
Rent expenses								11,305	$ 0	11,305	$ 0
Accrued but unpaid rent								11,305		11,305		$ 0
Clemson Best Western Property | Ashley Plaza Property
Related Party Transaction [Line Items]
Acquisition fees associated with the Hanover Square Property transaction								$ 512,171		$ 512,171
Hampton Inn Property | Medalist Properties 8, LLC
Related Party Transaction [Line Items]
Payments received from other related parties	$ 30,774
Payments to other related parties				$ 43,623
Franklin Square Property | Medalist Fund I
Related Party Transaction [Line Items]
Payments received from other related parties			$ 35,443
Franklin Square Property | Medalist Fund I, one
Related Party Transaction [Line Items]
Payments received from other related parties			$ 35,443
Shockoe Properties Llc
Related Party Transaction [Line Items]
Percentage of asset management fee												3.00%
Related party interest rate												6.32%